Share-based Compensation - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended	6 Months Ended		12 Months Ended
	Apr. 16, 2024	Apr. 01, 2024	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Apr. 14, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based award unrecognized compensation remaning period for recognition				2 years 11 months 23 days	1 year 3 days
Number of shares granted	2,125,000
Exercise price per share	$ 0.988
Expiration date	10 years
Stock Option
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiration date	10 years
Restricted Stock Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares granted		1,111,110
Exercise price per share		$ 1.35
Limited Liability Company Profit Interests Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock capital shares reserved for futire issuance								9,186,933
Share based compensation by share based award number of shares authorized for issuance						8,960,795
Share based compensation by share based award number of shares available for issuance						226,138
Limited Liability Company Profit Interests Plan [Member] | Incentive Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based award unrecognized compensation				$ 1,792		$ 33	$ 141
Share based compensation by share based award unrecognized compensation remaning period for recognition						1 year 1 month 24 days	1 year 1 month 13 days
Share based compensation by share based award equity instruments other than options vested in period total fair value			$ 89	449		$ 434	$ 317
Limited Liability Company Profit Interests Plan [Member] | General and Administrative Expense [Member] | Incentive Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Allocated share based compensation			$ 17	$ 197		$ 97	$ 132